Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Schedule of Financial Instruments With Off-Balance Sheet Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2016 and 2015:

	(in thousands)
	Contract amount
	2016	2015
Commitments to extend credit	$90,713	$84,069
Letters of credit	$310	$325